Form N-CSR Cover	12 Months Ended
Oct. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Cohen & Steers Preferred Securities and Income SMA Shares, Inc.
Entity Central Index Key	0001760077
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024